                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07503

                            Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 5/31

Date of reporting period: 7/1/08 - 6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07503
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Japan Fund









========================== MORGAN STANLEY JAPAN FUND ===========================


ASKUL CORPORATION

Ticker:       2678           Security ID:  J03325107
Meeting Date: AUG 5, 2008    Meeting Type: Annual
Record Date:  MAY 20, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Allocation of Income, With a    For       For          Management
      Final Dividend of JY 20
2.1   Elect Director                          For       For          Management
2.2   Elect Director                          For       For          Management
2.3   Elect Director                          For       For          Management
2.4   Elect Director                          For       For          Management
2.5   Elect Director                          For       For          Management
3.1   Appoint Internal Statutory Auditor      For       For          Management
3.2   Appoint Internal Statutory Auditor      For       For          Management
4     Approve Stock Option Plan for Directors For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Japan Fund

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.